NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Commercial Bancorp (Details) - USD ($)		6 Months Ended
	Nov. 14, 2024	Dec. 31, 2024
Loss Contingencies [Line Items]
Shares Payable For Commercial Bank Acquisition Extension		$ 87,500
Commercial Bancorp
Loss Contingencies [Line Items]
Shares Payable For Commercial Bank Acquisition Extension	$ 87,500
Market price of public shares (in Dollars per share)		$ 10.08
Stock payable		$ 83,997
Commercial Bancorp | Pre Reverse Split
Loss Contingencies [Line Items]
Common Stock issued during period (in shares)	500,000
Number of shares	40,000
Commercial Bancorp | Post Reverse Split
Loss Contingencies [Line Items]
Common Stock issued during period (in shares)	8,333
Number of shares	667